SCHEDULE OF SEGMENT LONG-LIVED ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 802,800	$ 660,254
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	262,764	369,706
MEXICO
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 540,036	$ 290,548